WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE GLOBAL ALLOCATION FUND	September 30, 2023 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
AFFILIATED REGISTERED INVESTMENT COMPANIES - 80.3%
Wilshire Income Opportunities Fund - Institutional Class	10,579,357	$88,655,012
Wilshire International Equity Fund - Institutional Class	10,886,758	107,561,168
Wilshire Large Company Growth Portfolio - Institutional Class	1,872,420	69,860,007
Wilshire Large Company Value Portfolio - Institutional Class	3,918,811	72,733,124
Wilshire Small Company Growth Portfolio - Institutional Class	400,865	7,063,244
Wilshire Small Company Value Portfolio - Institutional Class	297,725	7,133,483
Total Affiliated Registered Investment Companies (Cost $386,431,705)		353,006,038

OTHER OPEN-END FUNDS - 19.7%
Fidelity Emerging Markets Index Fund - Institutional Premium Class	905,296	8,681,784
Vanguard Long-Term Bond Index Fund - Admiral Shares	763,992	7,739,239
Vanguard Mega Cap Index Fund - Insitutional Shares	44,401	13,290,024
Vanguard Total International Bond Index Fund - Institutional Shares	1,994,826	57,171,706
Total Other Open-End Funds (Cost $97,703,758)		86,882,753

Total Investments at Value - 100.0% (Cost $484,135,463)		439,888,791
Liabilities in Excess of Other Assets - 0.0%		(101,883)
Net Assets - 100.0%		$439,786,908

Percentages are stated as a percent of net assets.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

WILSHIRE GLOBAL ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

1. Securities Valuation

A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on National Association of Securities Dealers Automatic Quotation (“NASDAQ”) System are valued at the NASDAQ official closing price. If there is no NASDAQ official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price, and if there are no such sales, the most recent bid quotation is used. Investments representing shares of other open-end investment companies, are valued at their net asset value (“NAV”) as reported by such companies. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded, it is typically valued by an independent pricing agent which employs methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. The independent pricing agent often utilizes proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, repayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Fund’s pricing agent for such securities, if available, and otherwise are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. When market quotations are not readily available, securities are valued according to procedures adopted by the Board of Trustees (the “Board”) or are valued at fair value as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Trust. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Fund. Securities whose market value using the procedures outlined above do not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Adviser’s Pricing Committee in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security. Investments in open-end registered investment companies are valued at the end of day NAV per share as reported by the underlying funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2023, there have been no significant changes to the Fund’s fair value methodologies.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Wilshire Global Allocation Fund	Level 1	Level 2	Level 3	Total
Affiliated Registered Investment Companies . . . . . . . . . . . .	$353,006,038	$-	$-	$353,006,038
Other Open-End Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . .	86,882,753	-	-	86,882,753
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$439,888,791	$-	$-	$439,888,791

* Includes securities that have been fair valued at $0.

Wilshire Global Allocation Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2023.

2. Affiliated Investments
Information regarding the Fund’s investments in the Affiliated Funds during the period ended September 30, 2023 is provided in the table below:

Fund	Value as of December 31, 2022	Cost of Purchases	Proceeds From Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of September 30, 2023	Income Distribution	Capital Gain Distributions

Wilshire Income Opportunities Fund -
Institutional Class . . . . . . . . . . . .	$95,135,612	$6,940,286	$(11,357,416)	$(2,249,853)	$186,383	$88,655,012	$2,438,384	$-
Wilshire International Equity Fund -
Institutional Class . . . . . . . . . . . .	105,146,615	2,355,265	(7,134,485)	689,177	6,504,596	107,561,168	-	-
Wilshire Large Company Growth Portfolio -
Institutional Class . . . . . . . . . . . .	70,464,457	37,357	(15,969,113)	(3,060,524)	18,387,830	69,860,007	-	-
Wilshire Large Company Value Portfolio -
Institutional Class . . . . . . . . . . . .	84,066,417	791,112	(16,496,958)	(2,105,742)	6,478,295	72,733,124	-	-
Wilshire Small Company Growth Portfolio -
Institutional Class . . . . . . . . . . . .	6,376,192	4,500,000	(4,170,816)	(2,601,452)	2,959,320	7,063,244	-	-
Wilshire Small Company Value Portfolio -
Institutional Class . . . . . . . . . . . .	7,849,694	2,915,735	(3,594,980)	40,721	(77,687)	7,133,483	-	-
	$369,038,987	$17,539,755	$(58,723,768)	$(9,287,673)	$34,438,737	$353,006,038	$2,438,384	$-

The Fund currently seeks to achieve its investment objective by investing a portion of its assets in Wilshire International Equity Fund, Wilshire Income Opportunities Fund, Wilshire Large Company Growth Portfolio, Wilshire Large Company Value Portfolio, Wilshire Small Company Growth Portfolio, and Wilshire Small Company Value Portfolio (the “Affiliated Funds”), registered open-end management investment companies. The Fund may redeem its investments from the Affiliated Funds at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the Affiliated Funds. As of September 30, 2023, the percentage of net assets invested in the Wilshire Funds was 80.3%.